Common Stock Options (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Common Stock Options Details Narrative
Shares available	19,815,000	19,920,000
Stock-based compensation administrative expense		$ 15,440
Unrecognized compensation cost	$ 55,819	$ 27,317
Stock options vested	65,000
Stock options unvested	120,000
Stock options granted		$ 0.49